Selected Operating Expenses and Additional Information - Additional Information (Detail) - employee	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	11,824	10,942	9,540
Netherlands [Member]
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	6,113	5,589	5,112